Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Movements on Number of Share Options and Exercise Price

Movements on number of share options and their related exercise price are as follows:

	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE
Outstanding at January 1, 2020	54,198,851	$1.67
Granted	3,073,940	9.39
Exercised	(15,920)	(2.56)
Forfeited	(44,221)	(3.81)
Outstanding at December 31, 2020	57,212,650	2.09
Granted	26,557,293	16.45
Exercised	(104,200)	(1.00)
Forfeited	(92,112)	(9.72)
Outstanding at December 31, 2021	83,573,631	6.72
Exercisable at December 31, 2020	45,770,544	1.44
Exercisable at December 31, 2021	66,322,324	$5.28